Business acquisition (Tables)	12 Months Ended
Dec. 31, 2020
2019 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB18.9 million)	37,712
Including:
Customer Relationship	16,889	5.75-11.2 years
Technology	9,230	5.5 years
Goodwill	72,598
Deferred tax liability	(6,530)
Noncontrolling interests	(43,799)
Total consideration	59,981

2018 Travel Agencies [Member]
Business Acquisition [Line Items]
Summary of the fair values of the assets acquired and liabilities assumed

The business acquisition was accounted for using purchase accounting. The following is the summary of the fair values of the assets acquired and liabilities assumed:

	Amount	Estimated useful lives
Net assets (including cash acquired of RMB6.4 million)	13,430
Including:
Technology	4,300	9.4 years
Goodwill	11,770
Deferred tax liability	(1,075)
Noncontrolling interests	(3,891)
Total consideration	20,234